Accrued expenses and liabilities	12 Months Ended
Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Accrued Liabilities [Text Block]
Note 9 — Accrued expenses and liabilities

Accrued expenses consisted of the following:

	December 31,	December 31,
	2015	2014
Customer deposits	$611,341	$2,516,202
Accrued compensation and benefits	532,435	984,227
Other payables	518,734	379,019
Due to Arthrex	31,785	324,531
Accrued professional fees	190,787	285,446
Accrued loss on abandonment of lease, current portion	103,173	103,176
Accrued angel machine rework costs	465,000	600,000
	$2,453,255	$5,192,601

An accrual of $600,000 was established in 2014 for machine refurbishment and design improvement costs required for certain centrifuges placed with customers. These costs are reflected in cost of sales for the year ending December 31, 2014. As of December 31, 2015, the remaining accrued liability is $465,000.